CASH AND CASH EQUIVALENTS - Disclosure of Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Restricted cash	$ 17,109	$ 6,494